Financial risk management	6 Months Ended
Dec. 31, 2024
Financial risk management
Financial risk management

24.Financial risk management

The Group’s activities expose it to a variety of financial risks from its operation. The key financial risks include credit risk, liquidity risk and market risk (including foreign currency risk, digital asset price risk, risks associated with the storage and protection of digital assets and investment risk related to trading of digital assets).

The directors review and agree policies and procedures for the management of these risks, which are executed by the management team. It is, and has been throughout the current and previous financial period/years, the Group’s policy that no trading in derivatives for speculative purposes shall be undertaken.

The following sections provide details regarding the Group’s exposure to the abovementioned financial risks and the objectives, policies and processes for the management of these risks.

There has been no change to the Group’s exposure to these financial risks or the manner in which it manages and measures the risks.

24.Financial risk management (Continued)

Credit risk

Credit risk refers to the risk that the counterparty will default on its contractual obligations resulting in a loss to the Group. The Group’s exposure to credit risk arises primarily from trade and other receivables. For other financial assets (including cash), the Group minimizes credit risk by dealing exclusively with high credit rating counterparties.

The Group has adopted a policy of only dealing with creditworthy counterparties. The Group performs ongoing credit evaluation of its counterparties’ financial condition and generally does not require collateral.

The Group considers the probability of default upon initial recognition of asset and whether there has been a significant increase in credit risk on an ongoing basis throughout each reporting period.

The Group has determined the default event on a financial asset to be when internal and/or external information indicates that the financial asset is unlikely to be received, which could include default of contractual payments due for more than 60 days or there is significant difficulty of the counterparty.

To minimize credit risk, the Group has developed and maintained the Group’s credit risk gradings to categorize exposures according to their degree of risk of default. The credit rating information is supplied by publicly available financial information and the Group’s own trading records to rate its major customers and other debtors. The Group considers available reasonable and supportive forward-looking information which includes the following indicators:

●	Internal credit rating
●	External credit rating
●	Actual or expected significant adverse changes in business, financial or economic conditions that are expected to cause a significant change to the debtor’s ability to meet its obligations
●	Actual or expected significant changes in the operating results of the debtor
●	Significant increases in credit risk on other financial instruments of the same debtor
●	Significant changes in the expected performance and behavior of the debtor, including changes in the payment status of debtors in the company and changes in the operating results of the debtor

Regardless of the analysis above, a significant increase in credit risk is presumed if a debtor is more than 30 days past due in making contractual payment.

24.Financial risk management (Continued)

Credit risk (Continued)

The Group determined that its financial assets are credit-impaired when:

●	There is significant difficulty of the debtor
●	A breach of contract, such as a default or past due event
●	It is becoming probable that the debtor will enter bankruptcy or other financial reorganization
●	There is a disappearance of an active market for that financial asset because of financial difficulty

The Group categorizes a receivable for potential write-off when a debtor fails to make contractual payments more than 120 days past due. Financial assets are written off when there is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognising expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL – not credit impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL – credit-impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written off

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

			Gross		Net carrying
		12-month or	carrying amount	Loss allowance	amount
	Category	lifetime ECL	US$	US$	US$
December 31, 2024
Trade receivables	III Note 1	Lifetime ECL (Simplified)	12,000	—	12,000
Other receivables	I Note 2	12-month ECL	206,377	—	206,377
Amount due from related parties	I Note 2	12-month ECL	11,532,911	—	11,532,911
Cash and cash equivalents	I Note 4	12-month ECL	9,326,072	—	9,326,072

June 30, 2024
Trade receivables	III Note 1	Lifetime ECL (Simplified)	6,090	—	6,090
Other receivables	I Note 2	12-month ECL	152,976	—	152,976
Amount due from related parties	I Note 2	12-month ECL	12,220,264	—	12,220,264
Cash and cash equivalents	I Note 4	12-month ECL	6,766,347	—	6,766,347

24.Financial risk management (Continued)

Credit risk (Continued)

Trade receivables (Note 1)

For trade receivables, the Group has applied the simplified approach in IFRS 9 and use provision matrix to measure the loss allowance at lifetime ECL. In determining ECL on a collective basis, trade receivables are grouped based on similar credit risk and aging. The Group maintains an allowance for credit losses on its receivable balances, which represents its best estimate of current expected credit losses over the contractual life of the receivable balances. When evaluating the adequacy of its allowance for credit losses at each reporting period, the Group analyses receivable balances with similar risk characteristics on a collective basis, considering factors such as the aging of receivable balances, payment terms, historical loss experience, current information, and future expectations. At each reporting period, the Group reassesses whether any receivable no longer shares similar risk characteristics and should instead be evaluated as part of another pool or on an individual basis.

Based on the above assessment, the Group has concluded that there has been no significant increase in the credit risk since the initial recognition of the receivables and determined that the ECL is insignificant except for those recognized during the financial period

Other receivables and amount due from related parties (Note 2)

Other receivables are considered to be low credit risk and subject to immaterial credit loss. Credit loss for these assets have not increased significantly since their initial recognition. Consequently, they are measured at the 12-month ECL.

USDC (Note 3)

USDC is considered to be low credit risk and subject to immaterial credit loss as underlying reserve of USDC are held in cash, short-duration U.S. Treasuries, and overnight U.S. Treasury repurchase agreements within segregated accounts for the benefits of USDC holder. Credit loss for these assets have not increased significantly since their initial recognition. Consequently, they are measured at the 12-month ECL.

Cash and cash equivalents (Note 4)

Cash and cash equivalents are mainly deposits with reputable banks with high international credit rating. Credit loss for the assets have not increased significantly since their initial recognition. Consequently, they are measured at the 12-month ECL.

Excessive risk concentration

Concentrations arise when a number of counterparties are engaged in similar business activities, or activities in the same geographical region, or have economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic, political or other conditions. Concentrations indicate the relative sensitivity of the Group’s performance to developments affecting a particular industry.

Exposure to credit risk

The Group does not have any significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics except for outstanding trade receivables from 1 customer which represent 100% of total trade receivables balance as at December 31, 2023 and 2024, respectively.

Since the Company mainly maintains certain of its digital assets in accounts with the third party custodian platform, the Company may be exposed to significant losses if the platform experiences outages or becomes unavailable. To mitigate such risks, the Company only establishes accounts with the platform that have a good reputation.

24.Financial risk management (Continued)

Liquidity risk

Liquidity risk refers to the risk that the Group will encounter difficulties in meeting its short-term obligations due to shortage of funds. The Group’s exposure to liquidity risk arises primarily from mismatches of the maturities of financial assets and liabilities. It is managed by matching the payment and receipt cycles. The Group finances its working capital requirements through a combination of funds generated from operations, advances and loans from related parties, if necessary.

In assessing our liquidity, we monitor and analyze our cash and bank balances and our operating expenditure commitments. As of December 31, 2024, our cash and bank balances amounted to approximately US$9,326,000, our current assets were approximately US$112,234,000, and our current liabilities were approximately US$99,564,000.

Based on the above considerations, management is of the opinion that the Group has sufficient funds to meet its working capital requirements and debt obligations, for at least the next 12 months. There are several factors that could potentially arise that could undermine the Group’s plans, such as changes in the demand for its products, economic conditions, its operating results continuing to deteriorate and its shareholders and related parties being unable to provide continued financial support.

The Group maintains sufficient cash and bank balances, and internally generated cash flows to finance their activities and management is satisfied that funds are available to finance the operations of the Company.

Analysis of financial instruments by remaining contractual maturities

The following table details the remaining contractual maturity for non-derivative financial liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay. The table includes both interest and principal cash flows.

			Ondemand	Within 2
		Total contractual	or	to 5
	Carrying	cash flow	within 1 year	years
	amount	US$	US$	US$
December 31, 2024
Trade and other payables	1,840,803	1,840,803	1,840,803	—
Lease liabilities	714,884	750,579	250,193	500,386
Amount due to related parties	9,979,742	9,979,742	9,979,742	—
Liabilities due to customers	71,523,031	71,523,031	71,523,031	—
	84,058,460	84,094,155	83,593,769	500,386

June 30, 2024
Trade and other payables	947,836	947,836	947,836	—
Amount due to related parties	39,908,903	39,908,903	39,908,903	—
Liabilities due to customers	21,092,985	21,092,985	21,092,985	—
	61,949,724	61,949,724	61,949,724	—

24.Financial risk management (Continued)

Market risk

Market risk is the risk that changes in market prices, such as interest rates and foreign exchange rates will affect the Group’s profit or loss. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return on risk.

Foreign currency risk

The Group’s foreign exchange risk results mainly from cash flows from transactions denominated in foreign currencies. At present, the Group does not have any formal policy for hedging against currency risk. The Group ensures that the net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates, where necessary, to address short-term imbalances.

The Group has transactional currency exposures arising from sales or purchases that are denominated in a currency other than the functional currency of the entity, primarily Singapore Dollar (“SGD”).

At the end of each reporting period, the Group’s exposure to foreign currency risk is as follows:

	December 31,	June 30,
	2024	2024
	SGD	SGD
	US$	US$
Financial assets
Trade and other receivables	158,948	159,175
Amount due from related parties	47,476	83,429
Cash and cash equivalents	167,380	118,618
	373,804	361,222
Financial liabilities
Trade and other payables	(835,532)	(461,018)

Net exposure	(461,728)	(99,796)

24.Financial risk management (Continued)

Market risk (Continued)

Foreign currency risk (Continued)

Strengthening of Singapore Dollar against the United States Dollar as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	December 31,	June 30,
	2024	2024
	US$	US$
USD strengthening 5% (June 30, 2024: 5%)	(23,086)	(4,990)

Weakening of Singapore Dollar against the above currencies would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

As Hong Kong dollar is pegged to the United States dollar, the Company considers the risk of movements in exchange rates between Hong Kong dollars and United States dollars to be insignificant.

Digital assets price risk

Digital assets that the Company deals with in its trading activities are digital assets such as Bitcoin (“BTC”) and Ethereum (“ETH”) which can be traded in a number of public exchanges.

The Group’s exposure to price risk arises from digital assets and digital assets payables which are both measured on a fair value basis. In particular, the Group’s operating result may depend upon the market price of BTC and ETH, as well as other digital assets. Digital asset prices have fluctuated significantly from time to time. There is no assurance that digital asset prices will reflect historical trends.

The price risk of digital assets arising from trading of digital assets business is partially offset by remeasurement of digital assets payables representing the obligations to deliver digital assets held by the Group in the customers’ accounts to the customers under the respective trading arrangements with the Group.

At the end of each reporting period, the Group’s exposure risk to digital asset payable to related parties is as follows:

	December 31,	December 31,	June 30,	June 30,
	2024	2024	2024	2024
	BTC	ETH	BTC	ETH
	US$	US$	US$	US$
Financial assets
Collateral receivables	2,289,055	—	—	—
Digital assets	2,063,704	742,519	—	—
Digital assets receivable from related parties	4,130,201	154,825	—	—
Derivative contracts	43,618,221	3,098,877	12,254,284	3,984,126
	52,101,181	3,996,221	12,254,284	3,984,126
Financial liabilities
Collateral payables	(2,289,055)	—	—	—
Digital assets payables to customers	(44,446,410)	(3,443,643)	(13,500,282)	(4,123,677)
Digital assets payables to related parties	(5,261,993)	(531,827)	(16,950,714)	(6,673,324)
	(51,997,458)	(3,975,470)	(30,450,996)	(10,797,001)

Net exposure	103,723	20,751	(18,196,712)	(6,812,875)

24.Financial risk management (Continued)

Market risk (Continued)

Digital assets price risk (Continued)

Strengthening of BTC and ETH against the USD as at the reporting date would increase/(decrease) profit or loss by the amounts shown below. The analysis assumes that all other variables remain constant.

	December 31,	June 30,
	2024	2024
	US$	US$
BTC strengthening 30% (June 30, 2024: 30%)	31,117	(5,459,014)
ETH strengthening 30% (June 30, 2024: 30%)	6,225	(2,043,863)

Weakening of BTC and ETH against the USD would have had an equal but opposite effect on the above currencies to the amounts shown above, on the basis that all other variables remain constant.

Risks associated with the storage and protection of digital assets

The Group primarily stored its digital assets with cryptocurrency custodians to facilitate customers deposits and withdrawals. Due to the lack of an insurance policy for its digital assets, any disruptions or closures of cryptocurrency custodians, as well as potential cyber-attacks or thefts, could result in substantial losses for the Group.

Investment risk related to trading of digital assets

The Group follows a fully hedged strategy for structured products. Each user-facing structured product is quoted by a related party and a spread is added before it is quoted to clients. Therefore, there is no exposure to structured products.